20. Revenues	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
20. Revenues

17. Revenues

The following table represents disaggregated revenues from our gaming operations for the three and six months ended June 30, 2022 and 2021. Net Gaming Revenues represents Turnover (also referred to as “Handle”), the total bets processed for the period, less customer winnings paid out, and taxes due to government authorities, while Service Revenues is revenue invoiced for our Elys software service and royalties invoiced for the sale of virtual products.

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Turnover
Web-based	$186,441,824	$219,874,610	$402,222,106	$451,206,769
Land-based	1,818,081	218,129	3,603,188	12,043,959
Total Turnover	188,259,905	220,092,739	405,825,294	463,250,728

Winnings/Payouts
Web-based	173,924,052	205,048,852	374,777,873	420,647,267
Land-based	1,557,874	166,369	2,958,287	10,331,307
Total Winnings/payouts	175,481,926	205,215,221	377,736,160	430,978,574

Gross Gaming Revenues
Web-Based	12,517,772	14,825,758	27,444,233	30,559,502
Land-Based	260,207	51,760	644,901	1,712,652
Gross Gaming Revenues	12,777,979	14,877,518	28,089,134	32,272,154

Less: Gaming Taxes	3,117,380	3,285,273	6,848,210	6,614,311
Net Gaming Revenues	9,660,599	11,592,245	21,240,924	25,657,843

Betting platform and services	687,136	97,704	1,342,797	189,434
Revenue	$10,347,735	$11,689,949	$22,583,721	$25,847,277

20. Revenues

The following table represents disaggregated revenues from our gaming operations for the years ended December 31, 2021 and 2020. Net Gaming Revenues represents Turnover (also referred to as “Handle”), the total bets processed for the period, less customer winnings paid out, commissions paid to agents, and taxes due to government authorities, while Commission Revenues represents commissions on lotto ticket sales and Service Revenues is revenue invoiced for our Elys software service and royalties invoiced for the sale of virtual products.

	For the Year Ended December 31,
	2021	2020
Handle (Turnover)
Handle web-based	$826,789,619	$505,369,803
Handle land-based	15,071,218	68,888,592
Total Handle (Turnover)	841,860,837	574,258,395

Winnings/Payouts
Winnings web-based	771,852,252	473,794,175
Winnings land-based	12,842,577	56,467,865
Total Winnings/Payouts	784,694,829	530,262,040

Gross Gaming Revenues	57,166,008	43,996,355

Less: ADM Gaming Taxes	12,657,930	6,874,752

Net Gaming Revenues	44,508,078	37,121,603
Betting platform software and services	1,038,713	144,764
Revenues	$45,546,791	$37,266,367

17. Revenues

17. Revenues

The following table represents disaggregated revenues from our gaming operations for the three and six months ended June 30, 2022 and 2021. Net Gaming Revenues represents Turnover (also referred to as “Handle”), the total bets processed for the period, less customer winnings paid out, and taxes due to government authorities, while Service Revenues is revenue invoiced for our Elys software service and royalties invoiced for the sale of virtual products.

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Turnover
Web-based	$186,441,824	$219,874,610	$402,222,106	$451,206,769
Land-based	1,818,081	218,129	3,603,188	12,043,959
Total Turnover	188,259,905	220,092,739	405,825,294	463,250,728

Winnings/Payouts
Web-based	173,924,052	205,048,852	374,777,873	420,647,267
Land-based	1,557,874	166,369	2,958,287	10,331,307
Total Winnings/payouts	175,481,926	205,215,221	377,736,160	430,978,574

Gross Gaming Revenues
Web-Based	12,517,772	14,825,758	27,444,233	30,559,502
Land-Based	260,207	51,760	644,901	1,712,652
Gross Gaming Revenues	12,777,979	14,877,518	28,089,134	32,272,154

Less: Gaming Taxes	3,117,380	3,285,273	6,848,210	6,614,311
Net Gaming Revenues	9,660,599	11,592,245	21,240,924	25,657,843

Betting platform and services	687,136	97,704	1,342,797	189,434
Revenue	$10,347,735	$11,689,949	$22,583,721	$25,847,277

20. Revenues

The following table represents disaggregated revenues from our gaming operations for the years ended December 31, 2021 and 2020. Net Gaming Revenues represents Turnover (also referred to as “Handle”), the total bets processed for the period, less customer winnings paid out, commissions paid to agents, and taxes due to government authorities, while Commission Revenues represents commissions on lotto ticket sales and Service Revenues is revenue invoiced for our Elys software service and royalties invoiced for the sale of virtual products.

	For the Year Ended December 31,
	2021	2020
Handle (Turnover)
Handle web-based	$826,789,619	$505,369,803
Handle land-based	15,071,218	68,888,592
Total Handle (Turnover)	841,860,837	574,258,395

Winnings/Payouts
Winnings web-based	771,852,252	473,794,175
Winnings land-based	12,842,577	56,467,865
Total Winnings/Payouts	784,694,829	530,262,040

Gross Gaming Revenues	57,166,008	43,996,355

Less: ADM Gaming Taxes	12,657,930	6,874,752

Net Gaming Revenues	44,508,078	37,121,603
Betting platform software and services	1,038,713	144,764
Revenues	$45,546,791	$37,266,367